Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	June 30,	December 31,
	2025	2024
Advances to suppliers	$6,454	$12,134
Other receivables	62,403	48,648
Others	20,425	25,651
Total	$89,282	$86,433